						Filed Pursuant to Rule 497(e)
						of the Securities Act of 1933


                                                                   June 30, 2020


                                 PIONEER FUNDS

SUPPLEMENT TO THE PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


    FUND                                         DATE OF PROSPECTUS
    Pioneer Strategic Income Fund                February 1, 2020
    Pioneer Emerging Markets Equity Fund         February 1, 2020
    Pioneer Equity Income Fund                   March 1, 2020
    Pioneer Flexible Opportunities Fund          March 1, 2020
    Pioneer Floating Rate Fund                   March 1, 2020
    Pioneer Global High Yield Fund               March 1, 2020
    Pioneer Global Multisector Income Fund       March 1, 2020
    Pioneer High Yield Fund                      March 1, 2020
    Pioneer Mid Cap Value Fund                   March 1, 2020
    Pioneer AMT-Free Municipal Fund              April 1, 2020
    Pioneer Select Mid Cap Growth Shares         April 1, 2020
    Pioneer International Equity Fund            April 1, 2020
    Pioneer Core Equity Fund                     May 1, 2020
    Pioneer Fund                                 May 1, 2020
    Pioneer Real Estate Shares                   May 1, 2020
    Pioneer Multi-Asset Ultrashort Income Fund   August 1, 2019
    Pioneer Dynamic Credit Fund                  August 1, 2019
    Pioneer Fundamental Growth Fund              August 1, 2019
    Pioneer Bond Fund                            November 1, 2019
    Pioneer Balanced ESG Fund                    December 1, 2019
    Pioneer Multi-Asset Income Fund              December 1, 2019
    Pioneer Solutions - Balanced Fund            December 1, 2019
    Pioneer Disciplined Growth Fund              December 31, 2019
    Pioneer Disciplined Value Fund               December 31, 2019
    Pioneer Global Equity Fund                   December 31, 2019
    Pioneer High Income Municipal Fund           December 31, 2019
    Pioneer Corporate High Yield Fund            December 31, 2019
    Pioneer Short Term Income Fund               December 31, 2019


The following supplements any information to the contrary in each fund's summary prospectus, prospectus and statement of additional information.


INTERMEDIARY DEFINED SALES CHARGE WAIVER POLICIES
The availability of certain sales charge waivers and discounts may depend on whether you purchase and sell your shares directly from the fund or through a financial intermediary. Specific intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales load (CDSC) waivers. In all instances, it is your responsibility to notify the fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, you will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. The following provides additional information about transactions through the following intermediaries.


WAIVERS SPECIFIC TO STIFEL, NICOLAUS & COMPANY, INCORPORATED ("STIFEL") Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

FRONT-END SALES LOAD WAIVER ON CLASS A SHARES
o Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same fund pursuant to Stifel's policies and procedures

All other sales charge waivers and reductions described elsewhere in the fund's prospectus or statement of additional information still apply.











                                                                   32161-00-0620
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC